CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues (Note 17):
Software	$ 23,254	$ 23,684	$ 23,110
Maintenance and technical support	22,685	22,384	16,751
Consulting services	99,019	80,312	73,467
Total revenues	144,958	126,380	113,328
Cost of revenues:
Software	6,648	7,439	5,771
Maintenance and technical support	2,949	3,238	2,250
Consulting services	76,296	62,716	59,237
Total cost of revenues	85,893	73,393	67,258
Gross profit	59,065	52,987	46,070
Operating costs and expenses:
Research and development, net (Note 14a)	3,706	2,947	2,047
Selling and marketing	23,066	22,990	20,147
General and administrative	13,166	10,642	9,159
Total operating costs and expenses	39,938	36,579	31,353
Operating income	19,127	16,408	14,717
Financial income (expense), net (Note 14b)	(684)	10	221
Other income (expense), net	(12)	136	125
Income before taxes on income	18,431	16,554	15,063
Taxes on income (tax benefit) (Note 12)	1,575	94	(203)
Net income	16,856	16,460	15,266
Change in redeemable non-controlling interests	546	184	0
Net income attributable to non-controlling interests	430	93	222
Net income attributable to Magic Software Enterprises Shareholders	$ 15,880	$ 16,183	$ 15,044
Net earnings per share attributable to Magic Software Enterprises' shareholders (Note 16):
Basic and diluted earnings per share (in dollars per share)	$ 0.43	$ 0.44	$ 0.41